Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Rental Expenses	$ 104	$ 158	$ 191
Depreciation	$ 598	$ 652	$ 690